OPERATING ASSETS AND LIABILITIES - Depreciation (Details)	12 Months Ended
Dec. 31, 2019
Equipment, furniture and fixtures | Minimum
Property, Plant and Equipment
Expected useful lives of assets	3 years
Equipment, furniture and fixtures | Maximum
Property, Plant and Equipment
Expected useful lives of assets	5 years
Computer equipment
Property, Plant and Equipment
Expected useful lives of assets	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment
Expected useful lives of assets	5 years